Capital structure and financial items	12 Months Ended
Dec. 31, 2019
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Capital structure and financial items
Capital structure and financial items

Share capital, distributions to shareholders and earnings per share

Share capital
DKK million	A share capital	B share capital	Total share capital

Development in share capital:
Share capital 2016	107	403	510
Cancelled in 2017	—	(10)	(10)
Cancelled in 2018	—	(10)	(10)

Share capital at the beginning of the year	107	383	490
Cancelled in 2019	—	(10)	(10)

Share capital at the end of the year	107	373	480

At the end of 2019, the share capital amounted to DKK 107 million in A share capital (equal to 537 million A shares of DKK 0.20) and DKK 373 million in B share capital (equal to 1,863 million B shares of DKK 0.20). Each A share carries 200 votes and each B share carries 20 votes.

Cash distribution to shareholders
Novo Nordisk paid out an interim dividend of DKK 3.00 per share in August 2019. The net cash distribution to shareholders in the form of dividends and share repurchases amounts to DKK 34.7 billion, compared with a free cash flow of DKK 34.5 billion. This is in line with the guiding principle of paying out excess capital to investors after funding organic growth and potential acquisitions.

DKK million	2019	2018	2017

Interim dividend for the year	7,100	7,238	7,396
Dividend for prior year	12,309	11,810	11,448
Share repurchases for the year	15,334	15,567	16,845

Total	34,743	34,615	35,689

The total dividend for 2019 amounts to DKK 19,651 million (DKK 8.35 per share). The 2019 final dividend of DKK 12,551 million (DKK 5.35 per share) is expected to be distributed pending approval at the Annual General Meeting. The interim dividend of DKK 7,100 million (DKK 3.00 per share) was paid in August 2019. The total dividend for 2018 was DKK 19,547 million (DKK 8.15 per share), of which the final dividend of DKK 12,309 million (DKK 5.15 per share) was paid in March 2019. No dividend is declared on treasury shares.

According to Danish corporate law, reserves available for distribution as dividends are based on the financial statements of the parent company, Novo Nordisk A/S.
Dividends are paid from distributable reserves. Share premium is a distributable reserve and any former share premium reserve has been fully distributed.
As at 31 December 2019, distributable reserves total DKK 40,801 million (2018: DKK 38,816 million), corresponding to the parent company's retained earnings.

Treasury shares

Accounting policies
Treasury shares are deducted from the share capital on cancellation at their nominal value of DKK 0.20 per share. Differences between this amount and the amount paid to acquire or received for disposing of treasury shares are deducted directly in Equity.

				2019	2018
	Market value, DKK million	As % of share capital before cancellation	As % of share capital after cancellation	Number of B shares of DKK 0.20 (million)	Number of B shares of DKK 0.20 (million)

Holding at the beginning of the year	16,610	2.3%		56	56
Cancellation of treasury shares	(14,895)	(2.0%)		(50)	(50)
Transfer regarding restricted stock units	(762)			(3)	(1)
Purchase during the year	15,334			45	51
Value adjustment	2,326			—	—

Holding at the end of the year	18,613		2.0%	48	56

Treasury shares are primarily acquired to reduce the company’s share capital. In addition, a limited part is used to finance Novo Nordisk’s long-term share-based incentive programme (restricted stock units) and restricted stock units to employees.
4.1 Share capital, distributions to shareholders and earnings per share (continued)

Novo Nordisk’s guiding principle is that any excess capital, after the funding of organic growth opportunities and potential acquisitions, should be returned to investors. Novo Nordisk's dividend payouts are complemented by share repurchase programmes.

The purchase of treasury shares during the year relates to the remaining part of the 2018 share repurchase programme, totalling DKK 1.2 billion and the DKK 15 billion Novo Nordisk B share repurchase programme for 2019, of which DKK 0.9 billion was outstanding at year-end. The programme ended on 3 February 2020. Transfer of treasury shares relates to the long-term share-based incentive programme and restricted stock units to employees.

Earnings per share

Accounting policies
Earnings per share is presented as both basic and diluted earnings per share. Basic earnings per share is calculated as net profit divided by the average number of shares outstanding. Diluted earnings per share is calculated as net profit divided by the sum of average number of shares outstanding, including the dilutive effect of the outstanding share pool. Please refer to ‘Financial definitions’ for a description of calculation of the dilutive effect.

DKK million		2019	2018	2017

Net profit for the year		38,951	38,628	38,130

Average number of shares outstanding	in 1,000 shares	2,374,299	2,419,603	2,473,218
Dilutive effect of average outstanding share pool[1]	in 1,000 shares	4,359	4,814	4,875
Average number of shares outstanding, including dilutive effect of outstanding share pool	in 1,000 shares	2,378,658	2,424,417	2,478,093

Basic earnings per share	DKK	16.41	15.96	15.42

Diluted earnings per share	DKK	16.38	15.93	15.39

1.	For further information on the outstanding share pool, please refer to note 5.1.
Borrowings

Contractual undiscounted cashflows
DKK million	Leases	Bank overdrafts[1]	Total

2019
Within 1 year	847	659	1,506
1-3 years	1,424	—	1,424
3-5 years	734	—	734
More than 5 years	1,140	—	1,140

Total contractual undiscounted cash flows at the end of the year	4,145	659	4,804

Contractual discounted cash flows included in the balance sheet at the end of the year	3,824	659	4,483

Non-current liabilities	3,009	—	3,009
Current liabilities	815	659	1,474

1.	Bank overdrafts includes DKK 595 million classified as financing activities (2018: DKK 506 million) and DKK 64 million classified as cash and cash equivalents (2018: DKK 9 million).

Reconciliation of liabilities arising from financing activities			Non-cash movements

DKK million	Beginning of the year	Cash flows	Additions	Disposals	Exchange rates	Other	End of the year

2019
Lease liabilities	3,988	(822)	640	(57)	63	12	3,824
Bank overdrafts	506	81	—	—	8	—	595

Liabilities arising from financing activities	4,494	(741)	640	(57)	71	12	4,419

Bank overdrafts	9	55	—	—	—	—	64

Total borrowings	4,503	(686)	640	(57)	71	12	4,483

Financial risks

Novo Nordisk has centralised management of the Group’s financial risks. The overall objectives and policies for the company’s financial risk management are outlined in an internal Treasury Policy, which is approved by the Board of Directors. The Treasury Policy consists of the Foreign Exchange Policy, the Investment Policy, the Financing Policy and the policy regarding Credit Risk on Financial Counterparts, and includes a description of permitted use of financial instruments and risk limits.

Novo Nordisk only hedges commercial exposures and consequently does not enter into derivative transactions for trading or speculative purposes. Novo Nordisk uses a fully integrated Treasury Management System to manage all financial positions, and all positions are marked-to-market. Management has assessed the following key financial risks:

Type	Financial risk

Foreign exchange risk	High
Interest rate risk	Low
Liquidity risk	Low
Credit risk	Low

Foreign exchange risk
Foreign exchange risk is the most important financial risk for Novo Nordisk and can have a significant impact on the income statement, statement of comprehensive income, balance sheet and cash flow statement.

The overall objective of foreign exchange risk management is to reduce the short-term negative impact of exchange rate fluctuations on earnings and cash flow, thereby contributing to the predictability of the financial results.

The majority of Novo Nordisk’s sales are in USD, EUR, CNY, JPY, CAD and GBP. The foreign exchange risk is most significant in USD, CNY and JPY, while the EUR exchange rate risk is regarded as low because of Denmark’s fixed exchange rate policy towards EUR.

Novo Nordisk hedges existing assets and liabilities in key currencies as well as future expected cash flows up to a maximum of 24 months forward. Hedge accounting is applied to match the impact of the hedged item and the hedging instrument in the consolidated income statement. Management has chosen to classify the result of hedging activities as part of financial items.

During 2019, the hedging horizon varied between 6 and 13 months for USD, CNY, JPY, CAD and GBP. The currency hedging strategy balances risk reduction and cost of hedging by use of foreign exchange forwards and foreign exchange options matching the due dates of the hedged items. Expected cash flows are continually assessed using historical inflows, budgets and monthly sales forecasts. Hedge effectiveness is assessed on a regular basis. There is no expected ineffectiveness at 31 December 2019, primarily because hedging instruments match currencies of hedged cash flows.

The financial contracts existing at year-end cover the expected future cash flow for the following number of months:

	2019	2018

USD	9 months	11 months
CNY[1]	7 months	6 months
JPY	12 months	12 months
CAD	9 months	9 months
GBP	10 months	11 months

1.	Chinese yuan traded offshore (CNH) is used to hedge Novo Nordisk’s CNY currency exposure.

Key currencies
Exchange rate DKK per 100	2019	2018	2017

USD
Average	667	631	660
Year-end	668	652	621
Year-end change	2.5%	5.1%	(12.0%)

CNY
Average	97	95	98
Year-end	96	95	95
Year-end change	1.1%	(0.3%)	(6.9%)

JPY
Average	6.12	5.72	5.88
Year-end	6.11	5.91	5.51
Year-end change	3.4%	7.3%	(8.6%)

CAD
Average	503	487	508
Year-end	511	479	495
Year-end change	6.7%	(3.2%)	(5.5%)

GBP
Average	852	842	849
Year-end	877	827	839
Year-end change	6.0%	(1.4%)	(3.5%)

Foreign exchange sensitivity analysis
A 5% increase/decrease in the year-end rate in the following currencies versus EUR and DKK would impact Novo Nordisk’s operating profit estimated by Management as outlined in the table below:

	Estimated for
DKK million	2020	2019

USD	1,950	2,000
CNY	450	350
JPY	150	160
CAD	130	90
GBP	100	85

At year-end, a 5% immediate increase/decrease in all other currencies versus EUR and DKK would affect other comprehensive income and the income statement as outlined in the table below:

DKK million	5% increase in all other currencies against DKK and EUR	5% decrease in all other currencies against DKK and EUR

2019
Other comprehensive income	(1,811)	1,811
Income statement	199	(199)

Total	(1,612)	1,612

2018
Other comprehensive income	(1,988)	1,988
Income statement	115	(115)

Total	(1,873)	1,873

A 5% depreciation of USD against all other currencies at 31 December 2019 would affect equity by DKK 1,298 million (2018: DKK 1,604 million) and the income statement by DKK 135 million (2018: DKK 157 million).

The foreign exchange sensitivity analysis comprises effects from the Group’s cash, trade receivables and trade payables, current loans, current and non-current financial investments, lease liabilities, foreign exchange forwards and foreign exchange options at year-end. Anticipated currency transactions, investments and non-current assets are not included.

4.3 Financial risks (continued)

Interest rate risk
Novo Nordisk has no significant exposure to interest rate risk as it does not hold any significant interest-bearing marketable securities or non-current loans.

Liquidity risk
The liquidity risk is considered to be low, and Novo Nordisk has limited debt financing. Novo Nordisk ensures the availability of the required liquidity through a combination of cash management, highly liquid investment portfolios and both uncommitted and committed credit facilities. Novo Nordisk uses cash pools for optimisation and centralisation of cash management.

Credit risk
Credit risk arises from the possibility that transactional counterparties may default on their obligations, causing financial losses for the Group. Novo Nordisk considers its maximum credit exposure to financial counterparties to be DKK 15,663 million (2018: DKK 15,842 million). In addition, Novo Nordisk considers its maximum credit exposure to trade receivables, other receivables (less prepayments and VAT receivables) and other financial assets to be DKK 26,622 million (2018: DKK 25,065 million). Please refer to note 4.8 for details of the Group’s total financial assets.

To manage credit risk regarding financial counterparties, Novo Nordisk only enters into derivative financial contracts and money market deposits with financial counterparties possessing a satisfactory long-term credit rating from at least two out of the three selected ratings agencies: Standard and Poor’s, Moody’s and Fitch. Furthermore, maximum credit lines defined for each counterparty diversify the overall counterparty risk. The table below shows Novo Nordisk’s credit exposure on cash and financial derivatives.

Credit exposure for cash at bank and derivative financial instruments (market value)

DKK million	Cash at bank	Derivative financial instruments	Total

2019
AA-range	7,471	139	7,610
A-range	7,145	49	7,194
BBB-range	314	—	314
Not rated or below BBB-range	545	—	545

Total	15,475	188	15,663

2018
AA-range	7,989	90	8,079
A-range	7,212	114	7,326
BBB-range	246	—	246
Not rated or below BBB-range	191	—	191

Total	15,638	204	15,842

Outside the US, Novo Nordisk has no significant concentration of credit risk related to trade receivables or other receivables and prepayments, as the exposure in general is spread over a large number of counterparties and customers. In the US, the three major wholesalers account for a large proportion of total net sales, cf. note 2.2. However, US wholesaler credit ratings are monitored and a large proportion of the trade receivables are sold on full non-recourse terms; see below for details. Novo Nordisk continues to monitor the credit exposure in Region AAMEO due to the increasing sales and low credit ratings of many countries in this region.

Trade receivable programmes
Please refer to note 3.5 for the description of the loss allowance for the Group and the ageing analysis.

Novo Nordisk’s subsidiaries in the US and Japan employ trade receivable programmes in which trade receivables are sold on full non-recourse terms to optimise working capital.

At year-end, the Group had derecognised receivables without recourse having due dates after 31 December 2019 amounting to:

DKK million	2019	2018	2017

US	3,672	3,587	3,328
Japan	2,149	1,937	2,024

In addition, full non-recourse off-balance sheet factoring arrangement programmes are occasionally applied by Novo Nordisk subsidiaries around the world, with limited impact on the Group’s trade receivables.

Please refer to note 2.2 for the split of allowance for trade receivables by geographical segment.
Derivative financial instruments

Accounting policies
Novo Nordisk uses financial instruments to reduce the impact of foreign exchange on financial results.

Use of derivative financial instruments
The derivative financial instruments are used to manage the exposure to market risk. None of the derivatives are held for trading.

Novo Nordisk uses forward exchange contracts and, to a lesser extent, currency options to hedge forecast transactions, assets and liabilities. The overall policy is to hedge the majority of total currency exposure.

Net investments in foreign subsidiaries are currently not hedged.

Initial recognition and measurement
On initiation of the contract, Novo Nordisk designates each derivative financial contract that qualifies for hedge accounting as one of:

•	hedges of the fair value of a recognised asset or liability (fair value hedge)

•	hedges of the fair value of a forecast financial transaction (cash flow hedge).

All contracts are initially recognised at fair value and subsequently remeasured at fair value at the end of the reporting period.

Fair value hedges
Value adjustments of fair value hedges are recognised in the income statement along with any value adjustments of the hedged asset or liability that are attributable to the hedged risk.

Cash flow hedges
Value adjustments of the effective part of cash flow hedges are recognised directly in other comprehensive income. The cumulative value adjustment of these contracts is transferred from other comprehensive income to the income statement when the hedged transaction is recognised in the income statement.

4.4 Derivative financial instruments (continued)

Discontinuance of cash flow hedging
When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognised when the forecast transaction is ultimately recognised in the income statement. When a forecast transaction is no longer expected to occur, the cumulative gain or loss that was reported in equity is immediately transferred to the income statement under financial income or financial expenses.

Fair value determination
The fair value of derivative financial instruments is measured on the basis of quoted market prices of financial instruments traded in active markets. If an active market exists, the fair value is based on the most recently observed market price at the end of the reporting period.

If a financial instrument is quoted in a market that is not active, Novo Nordisk bases its valuation on the most recent transaction price.
Adjustment is made for subsequent changes in market conditions, for instance by including transactions in similar financial instruments assumed to be motivated by normal business considerations.

If an active market does not exist, the fair value of standard and simple financial instruments, such as foreign exchange forward contracts, interest rate swaps, currency swaps and unlisted bonds, is measured according to generally accepted valuation techniques. Market-based parameters are used to measure the fair value.

Derivative financial instruments		2019			2018

DKK million	Contract amount at year-end	Positive fair value at year-end	Negative fair value at year-end	Contract amount at year-end	Positive fair value at year-end	Negative fair value at year-end

Forward contracts USD[1]	25,394	81	315	29,951	21	1,555
Forward contracts CNH, JPY, GBP and CAD	10,013	35	130	7,462	23	166

Forward contracts, cash flow hedges	35,407	116	445	37,413	44	1,721

Forward contracts USD	11,287	61	217	9,145	123	256
Forward contracts CNH, CAD, EUR, GBP and JPY	3,761	11	72	3,268	37	47

Forward contracts, fair value hedges	15,048	72	289	12,413	160	303

Total derivative financial instruments	50,455	188	734	49,826	204	2,024

Recognised in the income statement		72	289		160	303
Recognised in other comprehensive income		116	445		44	1,721

1.	Average hedge rate for USD cash flow hedges is 654 at the end of 2019 and 610 at the end of 2018.

The above financial contracts are expected to impact the income statement within the next 12 months, with deferred gains and losses on cash flow hedges then being transferred to financial income or financial expenses.
Cash and cash equivalents, financial resources and free cash flow

Accounting policies
The cash flow statement shows how income and changes in balance sheet items affect cash and cash equivalents, in other words the cash generated or used in the period.

The cash flow statement is presented in accordance with the indirect method commencing with net profit for the year. Cash flows in foreign currencies are translated to DKK at the average exchange rate for the respective year.

Cash from operating activities converts income statement items from the accrual basis of accounting to cash basis. As such, starting with net profit, non-cash items are reversed and actual payments included. The change in working capital is also taken into account, as this shows the development in money tied up in the balance sheet. Cash from investing activities shows payments related to the purchase and sale of Novo Nordisk’s long-term investments. This includes fixed assets such as construction of new production sites, intangible assets such as patents and licences, and financial assets.

Cash and cash equivalents consists of cash offset by short-term bank loans. Where short-term bank loans are consistently overdrawn, they are excluded from cash and cash equivalents. The movement in such facilities is presented under financing activities in the cash flow statement[1]. Financial resources consist of cash and cash equivalents, marketable securities with original maturity of less than three months and undrawn committed credit facilities expiring after more than one year.

Restricted cash
Cash and cash equivalents at 31 December 2019 includes DKK 509 million that is restricted (2018: DKK 120 million). The restricted cash balance relates to subsidiaries in which availability of currency for remittance of funds is temporarily scarce.

DKK million	2019	2018	2017

Cash and cash equivalents
Cash at bank (note 4.3)	15,475	15,638	18,852
Borrowings (bank overdrafts)[1]	(64)	(9)	(1,694)

Cash and cash equivalents	15,411	15,629	17,158

Financial resources
Cash and cash equivalents	15,411	15,629	17,158
Undrawn committed credit facility[2]	11,578	11,574	8,190
Borrowings (bank overdrafts)[1]	(595)	(506)	—

Financial resources[3]	26,394	26,697	25,348

1.
Cash and cash equivalents at the beginning of 2018 has been adjusted for a DKK 412 million bank loan reclassified to financing activities. At 31 December 2019 bank overdrafts classified as financing activities totalled DKK 595 million (2018: DKK 506 million).

2.
The undrawn committed credit facility in 2019 is a EUR 1,550 million facility (EUR 1,550 million in 2018 and EUR 1,100 million in 2017) committed by a portfolio of international banks. The facility matures in 2024.

3.	Additional non-IFRS financial measure; please refer to 'Financial definitions', which is not part of the audited financial statements.

Free cash flow
DKK million	2019	2018	2017

Net cash generated from operating activities	46,782	44,616	41,168
Net cash used in investing activities	(11,509)	(12,080)	(6,571)
Net purchase of marketable securities	—	—	(2,009)
Repayment on lease liabilities	(822)	—	—

Free cash flow[4]	34,451	32,536	32,588

4. Additional non-IFRS financial measure; please refer to 'Financial definitions', which is not part of the audited financial statements.
Change in working capital

Accounting policies
Working capital is defined as current assets less current liabilities and measures the liquid assets Novo Nordisk has available for the business.

Change in working capital
DKK million	2019	2018	2017

Inventories	(1,305)	(963)	(1,032)
Trade receivables	(2,126)	(2,621)	69
Other receivables and prepayments[1]	(1,190)	(662)	(17)
Trade payables	(398)	1,146	(401)
Other liabilities[1]	1,202	(348)	265
Adjustment for payables related to non-current assets	295	84	(1,143)
Adjustment related to divestment of group companies	(42)	—	—

Change in working capital including exchange rate adjustments	(3,564)	(3,364)	(2,259)

Exchange rate adjustments	176	(6)	(1,375)

Cash flow change in working capital	(3,388)	(3,370)	(3,634)

1. Change in working capital includes adjustments in respect of implementation of IFRS 16, please refer to note 1.2.
Other non-cash items

For the purpose of presenting the cash flow statement, non-cash items with effect on the income statement must be reversed to identify the actual cash flow effect from the income statement. The adjustments are specified as follows:

Other non-cash items
DKK million	2019	2018	2017

Reversals of non-cash income statement items
Interest income and interest expenses, net (note 4.9)	155	34	21
Capital gain/(loss) on investments, net etc (note 4.9)	145	(163)	25
Result of associated company (note 4.9)	137	(12)	(14)
Share-based payment costs (note 5.1)	363	414	292
Income from the divestment of group companies	(68)	(122)	—
Adjustment in non-cash items related to divestment of group companies	162	—	—
Increase/(decrease) in provisions (note 3.7) and retirement benefit obligations	6,071	5,503	214
Other	67	444	1,489

Total other non-cash items	7,032	6,098	2,027

Financial assets and liabilities

Accounting policies
The implementation of IFRS 9 from 1 January 2018 resulted in changes to the classification of financial assets. Key changes from the application of IFRS 9 were:

From 1 January 2018, Novo Nordisk's investments in minor shareholdings are measured and classified as fair value through the income statement (previously measurement was at fair value through other comprehensive income).

From 1 January 2018, all financial assets previously categorised as loans and receivables are classified as financial assets at amortised cost with the exception of certain portfolios of trade receivables which are either sold under master factoring agreements or collected from the customer. These specific portfolios of trade receivables are separately classified and measured at fair value through other comprehensive income.

Depending on purpose, Novo Nordisk classifies investments into the following categories:

•	Financial assets at fair value through the income statement

•	Financial assets at amortised cost

•	Financial assets at fair value through OCI

Management determines the classification of its financial assets on initial recognition and re-evaluates this at the end of every reporting period to the extent that such a classification is permitted or required.

Recognition and measurement
Purchases and sales of financial assets are recognised on the settlement date. These are initially recognised at fair value.

Fair value disclosures are made separately for each class of financial instruments at the end of the reporting period.

Financial assets are removed from the balance sheet when the rights to receive cash flows have expired or have been transferred, and Novo Nordisk has transferred substantially all the risks and rewards of ownership.

Financial assets 'at fair value through the income statement'
Financial assets at fair value through the income statement consist of equity investments and forward exchange contracts. Equity investments are included in other financial assets unless management intends to dispose of the investment within 12 months of the end of the reporting period. In that case, the current part is included in other receivables and prepayments.

Net gains and losses arising from changes in the fair value of financial assets are recognised in the income statement as financial income or expenses.

The fair values of quoted investments are based on current bid prices at the end of the reporting period. Financial assets for which no active market exists are carried at fair value based on a valuation methodology.

Financial assets 'at amortised cost'
Financial assets at amortised cost are cash at bank and non-derivative financial assets solely with payments of principal and interest. Novo Nordisk normally 'holds-to-collect' the financial assets to attain the contractual cash flows. If collection is expected within one year (or in the normal operating cycle of the business if longer), they are classified as current assets. If not, they are presented as non-current assets.

Trade receivables and other receivables are recognised initially at fair value. Subsequently they are measured at amortised cost using the effective interest method, less allowance for doubtful receivables.

Financial assets 'at fair value through other comprehensive income'
Financial assets at fair value through other comprehensive income are trade receivables that are held to collect or to sell in factoring agreements.

Financial liabilities 'at fair value through the income statement'
Financial liabilities at fair value through the income statement consist of forward exchange contracts.

Financial liabilities 'at amortised cost'
Financial liabilities at amortised cost consist of bank overdrafts, trade payables and other liabilities.

Financial assets by category
DKK million	2019	2018

Financial assets at fair value through the income statement	1,158	969
Other financial assets[1]	970	765
Derivative financial instruments (note 4.4)	188	204

Financial assets at amortised cost	28,418	28,340
Other financial assets[1]	364	477
Trade receivables (note 3.5)[2]	12,203	11,188
Other receivables and prepayments (current and non-current)	4,275	3,090
- less prepayments and VAT receivables	(3,899)	(2,053)
Cash at bank (note 4.5)	15,475	15,638

Financial assets at fair value through OCI	12,709	11,598
Trade receivables in a factoring portfolio (note 3.5)[2]	12,709	11,598

Total financial assets at the end of the year by category[1]	42,285	40,907

1.
Financial assets with the exception of other financial assets and non-current part of other receivables and prepayments (DKK 841 million) are all due within one year. Other financial assets at amortised cost include DKK 327 million which are due in more than 5 years (2018: DKK 377 million). Other financial assets measured at fair value through the income statement are minor shareholdings.

2.	Trade receivables which are measured at fair value through OCI, which have no associated loss allowance.

Financial liabilities by category
DKK million	2019	2018

Financial liabilities measured at fair value through the income statement	734	2,024
Derivative financial instruments (note 4.4)	734	2,024

Financial liabilities measured at amortised cost	25,448	20,936
Borrowings (non-current)	3,009	—
Borrowings (current)	1,474	515
Trade payables	6,358	6,756
Other liabilities	15,085	14,098
- less VAT and duties payable	(478)	(433)

Total financial liabilities at the end of the year by category[3]	26,182	22,960

3. Please refer to note 4.2 for a maturity analysis for non-current and current borrowings. All other financial liabilities are due within one year.

4.8 Financial assets and liabilities (continued)

For a description of the credit quality of financial assets such as trade receivables, cash at bank, marketable securities, current debt and derivative financial instruments, refer to notes 4.3 and 4.4.

Fair value measurement hierarchy
DKK million	2019	2018

Active market data	846	649
Directly or indirectly observable market data	188	204
Not based on observable market data[1]	12,833	11,714

Total financial assets at fair value	13,867	12,567

Active market data	—	—
Directly or indirectly observable market data	734	2,024
Not based on observable market data	—	—

Total financial liabilities at fair value	734	2,024

1.
The fair value of trade receivables in a factoring portfolio is calculated based on the net invoice amount (invoice amount less charge-backs) less the fee payable to the factoring entity. The factoring fee is insignificant due to the short period between the time of sale to the factoring entity and the invoice due date and the rate applicable. Inputs to the estimate of US wholesaler charge-backs are described in note 2.1.

Financial assets and liabilities measured at fair value can be categorised using the fair value measurement hierarchy above. There were no transfers between the ’Active market data’ and ’Directly or indirectly observable market data’ categories during 2019, 2018 or 2017. There are no significant intangible assets or items of property, plant and equipment measured at fair value.
Financial income and expenses

Accounting policies
As described in note 4.3, Management has chosen to classify the result of hedging activities as part of financial items in the income statement. Financial items primarily relate to foreign exchange elements and are mainly impacted by the cumulative value adjustment of cash flow hedges transferred from other comprehensive income to the income statement when the hedged transaction is recognised in the income statement. In addition, value adjustments of fair value hedges are recognised in financial income and financial expenses along with any value adjustments of the hedged asset or liability that are attributable to the hedged risk. Finally, value adjustments of foreign currency assets and liabilities in non-hedged currencies will impact financial income and financial expenses.

Financial income
DKK million	2019	2018	2017

Interest income[1]	65	51	69
Foreign exchange gain (net)	—	—	1,163
Financial gain from forward contracts (net)	—	1,656	—
Financial gain from currency options (net)	—	152	—
Capital gain on investments, etc.	—	251	—
Result of associated companies	—	12	14

Total financial income	65	2,122	1,246

Financial expenses
DKK million	2019	2018	2017

Interest expenses[1]	220	85	90
Foreign exchange loss (net)	539	1,510	—
Financial loss from forward contracts (net)	2,673	—	1,346
Financial loss from currency options (net)	—	—	4
Capital loss on investments, etc.	145	88	25
Result of associated companies	137	—	—
Other financial expenses	281	72	68

Total financial expenses	3,995	1,755	1,533

1.	Total interest income and expenses is measured at amortised cost for financial assets and liabilities.

Financial impact from forward contracts and currency options, specified
DKK million	2019	2018	2017

Forward contracts
Income/(loss) transferred from other comprehensive income	(1,677)	1,841	(2,016)
Value adjustment of transferred contracts	(1,609)	(1,299)	2,477
Unrealised fair value adjustments of forward contracts	(217)	(143)	116
Realised foreign exchange gain/(loss) on forward contracts	830	1,257	(1,923)

Financial income/(expense) from forward contracts	(2,673)	1,656	(1,346)

Currency options
Realised income/(loss) transferred from other comprehensive income	—	186	61
Value adjustment of transferred options	—	(3)	(9)
Foreign exchange gain/(loss) on currency options	—	(31)	(56)

Financial income/(expense) from currency options	—	152	(4)